INVENTORIES - Summary of Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Inventories [Abstract]
Work in progress, net	$ 1,033	$ 916
Raw materials and supplies, net	229	205
Total	$ 1,262	$ 1,121